UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime Money Fund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.0%
JPMorgan Chase Bank NA, 0.22%, 8/30/13 (a)	$26,000	$26,000,000
Euro — 1.9%
HSBC Bank PLC, London, 0.30%, 1/15/14	27,000	27,000,000
National Australia Bank Ltd., London, 0.29%, 10/21/13 (b)	24,000	24,000,000

		51,000,000
Yankee (c) — 36.0%
Bank of Nova Scotia, Houston:
0.17%, 9/17/13	15,000	15,000,000
0.69%, 10/18/13 (b)	6,200	6,206,070
0.25%, 11/26/13 (b)	27,000	27,000,000
0.32%, 1/02/14 (b)	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.22%, 9/30/13	30,000	30,000,000
0.22%, 10/18/13	29,000	29,000,000
0.22%, 10/22/13	28,000	28,000,000
BNP Paribas, NY, 0.42%, 9/05/13 (b)	29,000	29,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.31%, 9/25/13	15,000	15,000,000
0.32%, 1/02/14	44,745	44,745,000
0.29%, 1/08/14	12,000	12,000,000
0.28%, 2/04/14	25,000	25,000,000
0.28%, 3/03/14	27,000	27,000,000
Credit Agricole Corp., NY, 0.13%, 8/01/13	19,000	19,000,000
Credit Suisse, NY:
0.28%, 9/16/13	19,000	19,000,000
0.29%, 10/10/13	25,000	25,000,000
Deutsche Bank AG, NY:
0.41%, 8/08/13	26,000	26,000,000
0.24%, 8/29/13 (b)	15,000	15,000,000
National Bank of Canada, NY, 0.31%, 10/08/13 (b)	15,600	15,600,000
Nordea Bank Finland PLC, NY, 0.25%, 2/03/14	29,000	29,000,000
Norinchukin Bank, NY:
0.12%, 8/05/13	30,000	30,000,000
0.12%, 8/06/13	30,000	30,000,000
0.12%, 8/07/13	35,000	35,000,000
Rabobank Nederland NV, NY:
0.38%, 10/29/13	45,000	45,000,000
0.41%, 1/08/14	24,000	24,000,000
Royal Bank of Canada, NY, 0.24%, 1/15/14 (b)	13,000	13,000,000
Societe Generale, NY, 0.30%, 9/03/13	45,000	45,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 8/07/13	20,000	20,000,000
0.23%, 9/06/13	15,000	14,999,925
0.24%, 11/18/13	19,000	19,000,000
Sumitomo Mitsui Trust Bank Ltd., NY:
0.23%, 8/07/13	20,000	20,000,000
0.24%, 8/28/13	25,000	24,999,906
0.24%, 8/01/13	30,000	30,000,000
Svenska Handelsbanken, NY, 0.26%, 1/17/14	30,000	30,000,703
Toronto - Dominion Bank, NY:
0.17%, 11/27/13 (b)	20,000	20,000,000
0.26%, 1/06/14	30,000	30,000,000
0.26%, 7/24/14 (b)	14,000	14,000,000
UBS AG, Stamford, 0.28%, 10/30/13 (b)	27,000	27,000,000
Westpac Banking Corp., NY, 0.29%, 4/15/14 (b)	25,500	25,500,000

		969,051,604
Total Certificates of Deposit – 38.9%		1,046,051,604

Commercial Paper
ANZ New Zealand (Int’l) Ltd., London, 0.31%, 4/17/14 (b)(d)	15,000	15,000,000
Aspen Funding Corp., 0.24%, 9/03/13 (a)	38,000	37,991,640
Australia & New Zealand Banking Group Ltd., 0.30%, 2/25/14 (b)	15,000	15,000,000
Bedford Row Funding Corp., 0.35%, 8/16/13 (a)	9,000	8,998,688
BNP Paribas Finance, Inc. (a):
0.40%, 9/09/13	23,700	23,689,858
0.38%, 10/10/13	15,000	14,989,063
Caisse Centrale Desjardins du Quebec, 0.19%, 8/26/13 (a)	32,500	32,495,712
Cancara Asset Securitization LLC, 0.20%, 8/23/13 (a)	10,000	9,998,778
Charta LLC (a):
0.26%, 8/20/13	29,000	28,996,021
0.27%, 9/04/13	15,000	14,996,175
Commonwealth Bank of Australia, 0.32%, 11/14/13 (b)	21,500	21,499,373
DNB Bank ASA (a):
0.27%, 8/05/13	31,000	30,999,070
0.22%, 9/04/13	20,000	19,995,844
0.26%, 1/27/14	28,000	27,963,802
Erste Abwicklungsanstalt (a):
0.38%, 8/02/13	3,400	3,399,964
0.35%, 8/13/13	10,000	9,998,833
0.25%, 9/27/13	35,000	34,986,146
0.24%, 10/23/13	14,000	13,992,092
Fairway Finance Corp., 0.17%, 8/05/13 (a)	9,396	9,395,823
General Electric Capital Corp. (a):
0.24%, 8/12/13	5,000	4,999,633

READY ASSETS PRIME MONEY FUND	JULY 31, 2013	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
General Electric Capital Corp. (a) (concluded):
0.24%, 8/26/13	$21,500	$21,496,417
Govco LLC, 0.28%, 8/07/13 (a)	35,000	34,998,367
ING (US) Funding LLC (a):
0.21%, 8/22/13	21,000	20,997,427
0.24%, 9/19/13	27,000	26,991,364
0.21%, 10/11/13	10,000	9,995,858
0.25%, 11/13/13	25,000	24,981,944
Kells Funding LLC:
0.24%, 11/06/13 (a)	30,000	29,980,600
0.24%, 11/19/13 (b)(d)	20,000	20,000,000
Liberty Street Funding LLC, 0.19%, 10/08/13 (a)	26,500	26,490,489
Lloyds TSB Bank PLC, 0.22%, 8/05/13 (a)	20,000	19,999,511
Manhattan Asset Funding Co. LLC, 0.19%, 8/07/13 (a)	5,500	5,499,826
Nederlandse Waterschapsbank NV (b):
0.28%, 7/28/14	4,000	4,000,801
0.29%, 7/30/14	4,000	4,000,806
Nieuw Amsterdam Receivables Corp., 0.22%, 10/03/13 (a)	12,500	12,495,188
Nordea Bank AB, 0.19%, 9/24/13 (a)	9,950	9,947,164
Skandinaviska Enskilda Banken AG, 0.22%, 9/18/13 (a)	12,500	12,496,333
Thunder Bay Funding LLC, 0.24%, 11/21/13 (a)	12,000	11,991,040
Westpac Banking Corp. (b):
0.29%, 10/08/13 (d)	28,000	28,000,000
0.30%, 7/09/14	17,950	17,950,000
Total Commercial Paper – 26.9%		721,699,650

Corporate Notes
Commonwealth Bank of Australia, 0.75%, 10/28/13 (b)(d)	15,000	15,018,138
Svenska Handelsbanken AB, 0.28%, 11/15/13 (b)(d)	20,200	20,200,000
Total Corporate Notes – 1.3%		35,218,138

Municipal Bonds (e)
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.05%, 8/07/13	14,000	14,000,000
California HFA, RB, VRDN, Home Mortgage, Series U, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.05%, 8/07/13	10,800	10,800,000
California Statewide Communities Development Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.03%, 8/07/13	15,160	15,160,000
City of Austin Texas, Refunding RB, VRDN, Water & Wastewater System (Bank of Tokya-Misubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.05%, 8/07/13	15,100	15,100,000
Eclipse Funding Trust, Refunding RB, VRDN (US Bank NA LOC, US Bank NA SBPA), 0.06%, 8/07/13	11,000	11,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.06%, 8/07/13	6,000	6,000,000
Jackson County West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.07%, 8/07/13	17,500	17,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A (Fannie Mae Guarantor), AMT, 0.05%, 8/07/13	10,200	10,200,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo & Co. LOC), 0.05%, 8/07/13	26,415	26,415,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo & Co. LOC), 0.03%, 8/07/13	8,000	8,000,000
New York City IDA, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.10%, 8/07/13	9,600	9,600,000
New York State HFA, HRB, VRDN, Series A: AMT (Fannie Mae Liquidity Guarantor), 0.05%, 8/07/13	22,900	22,900,000
East 39th Street Housing, Series A (Fannie Mae Liquidity Guarantor), 0.05%, 8/07/13	16,000	16,000,000
125 West 31st Street Housing, (Fannie Mae SBPA, Fannie Mae Guarantor), 0.05%, 8/07/13	13,000	13,000,000
316 11th Avenue Housing, Series A (Fannie Mae SBPA, Fannie Mae Guarantor), 0.05%, 8/07/13	21,500	21,500,000
2180 Broadway, Series A (Wells Fargo & Co. LOC), 0.05%, 8/07/13	12,800	12,800,000
New York State HFA, Refunding HRB, VRDN, Series L (Bank of America NA LOC), 0.07%, 8/07/13	9,700	9,700,000

2	READY ASSETS PRIME MONEY FUND	JULY 31, 2013

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value
Utah County, RB, VRDN, IHC Health Services, Inc. (US Bank NA SBPA), 0.05%, 8/07/13	$15,000	$15,000,000
Westchester County Healthcare Corp. New York, RB, VRDN, Senior Lien, Series D (TD Bank NA LOC), 0.10%, 8/07/13	20,000	20,000,000
Total Municipal Bonds – 10.2%		274,675,000

Time Deposits – 1.4%
ING Bank NV, Amsterdam, 0.15%, 8/07/13	39,000	39,000,000

US Government Sponsored Agency Obligations (b)
Fannie Mae Variable Rate Notes, 0.16%, 2/27/15	28,000	27,988,909
Freddie Mac Variable Rate Notes:
0.31%, 9/03/13	40,000	39,999,270
0.13%, 9/13/13	101,800	101,792,730
Total US Government Sponsored Agency Obligations – 6.3%		169,780,909

US Treasury Obligations
US Treasury Notes:
0.13%, 8/31/13	37,000	36,997,733
0.13%, 9/30/13	29,000	28,998,030
2.00%, 11/30/13	30,000	30,180,175
1.50%, 12/31/13	21,000	21,118,102
1.00%, 1/15/14	29,500	29,617,360
1.25%, 2/15/14	36,000	36,209,638
1.88%, 2/28/14	32,300	32,624,170
0.25%, 3/31/14	24,000	24,019,766
0.25%, 4/30/14	56,835	56,874,413
0.75%, 6/15/14	15,000	15,073,578
Total US Treasury Obligations – 11.6%		311,712,965

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $30,652,077 collateralized by US Sponsored Agency Obligations, 0.00% - 2.70% due 12/18/13 - 10/16/24, par and fair values of $31,411,000 and $31,265,477, respectively)	30,652	30,652,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $31,265,477)		30,652,000
Mizuho Securities USA, 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $65,000,163 collateralized by various Corporate Debt Obligations and US Treasury Notes, 0.94% - 5.42% due 2/15/14 - 8/12/48, par and fair values of $78,941,071 and $68,602,738, respectively)	65,000	65,000,000
Mizuho Securities USA, 1.17%, 9/02/13 (Purchased on 3/04/13 to be repurchased at $30,000,975 collateralized by various US Government Sponsored Agency Obligations, 0.00% - 10.00% due 12/31/13 - 6/25/47, par and fair values of $60,079,537 and $33,536,692, respectively) (e)	30,000	30,000,000
Total Value of Mizuho Securities USA (collateral value of $102,139,430)		95,000,000
Total Repurchase Agreements – 4.7%		125,652,000
Total Investments (Cost - $2,723,790,266*) – 101.3%		2,723,790,266
Liabilities in Excess of Other Assets – (1.3)%		(36,177,591)

Net Assets – 100.0%		$2,687,612,675

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a US branch of foreign domiciled bank.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

READY ASSETS PRIME MONEY FUND	JULY 31, 2013	3

Schedule of Investments (concluded)	Ready Assets Prime Money Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corporation
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,723,790,266	—	$2,723,790,266

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $3,959,122 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

4	READY ASSETS PRIME MONEY FUND	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date:	September 24, 2013